Commitments and contingencies	12 Months Ended
Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure [Text Block]
20. Commitments and contingencies

Contractual commitments

As of December 31, 2017, there were no material contractual purchase commitments.

Claims and Contingencies

Joint ventures claims and accruals

Under the Neptune and the GDF Suez Cape Ann time charters, the joint ventures undertake to ensure that the vessel meets specified performance standards at all times during the term of the time charters. The performance standards include the vessel not exceeding a maximum average daily boil-off of LNG, subject to certain contractual exclusions, as specified in the time charter. Pursuant to the charters, the hire rate is subject to deduction by the charterer by, among other things, sums due in respect of the joint ventures’ failure to satisfy the specified performance standards during the period. The charterer requested that the joint ventures calculate and present the boil-off since the beginning of the charters, compared with maximum average daily boil-off allowed under the time charter. The charters for the Neptune and GDF Suez Cape Ann started in 2009 and 2010, respectively. On September 8, 2017, the charterer notified the joint ventures that it was formally making a claim for compensation in accordance with the provisions of the charters for a stated quantity of LNG exceeding the maximum average daily boil-off since the beginning for the charters. The claim asserted a gross amount of compensation of $58 million for the excess boil-off volume but the claim recognized that the calculations for the amount required adjustment for allowable exclusions under the charters. The charterer and the joint ventures have begun a process to refer the claim to arbitration. The charterer's revised claim as submitted in the arbitration request was a gross amount of $52 million, covering a shorter time period for the first performance period as defined in the time charters, and interest and expenses. Depending on interpretations of the contractual provisions including exclusions to the performance standards and based upon currently available information, it is estimated that the Partnership’s 50% share of the excess boil-off claim could range from zero or negligible amounts to approximately $29 million. The charterer could potentially seek other concessions. Accruals are recorded for loss contingencies or claims when it is probable that a liability will be incurred and the amount of loss can be reasonably estimated. As of September 30, 2017, the joint ventures determined the liability associated with the boil-off claim was probable and could be reasonably estimated resulting in a total accrual of $23.7 million which was recorded as a reduction of time charter revenues in the third quarter of 2017. The Partnership’s 50% share of the accrual was approximately $11.9 million. As of December 31, 2017, the accrual was unchanged. Refer to notes 5, 13 and 16. The claim may ultimately be settled through negotiation or arbitration. The joint ventures will continue to monitor this issue and adjust accruals, as might be required, based upon additional information and further developments. Höegh LNG and the other major owner guarantee the performance and payment obligations of the joint ventures under the time charters. The guarantees are joint and several for the performance obligations and several for the payment obligations. Depending on the amount and timing of the potential settlement and whether such settlement is funded by the performance guarantees by Höegh LNG and the other major owner or by the joint ventures, a settlement of the claim for boil-off with the charterer could have a material adverse effect on the joint ventures’ financial condition and results of operations. As a precaution, the joint ventures have suspended payments on their shareholder loans pending the outcome of the boil-off claim. Refer to note 13.

To the extent that an excess boil-off claim results in a settlement, the Partnership would be indemnified by Höegh LNG for its share of the cash impact of any settlement. Refer to note 17. As a result, the ultimate outcome of the boil-off claim, on an isolated basis, is not expected to have a material adverse effect on the Partnership’s financial position. However, other concessions or capital improvements, if any, would not be expected to be indemnified. In addition, the suspension of the payments of the shareholder loans will reduce cash flows available to the Partnership. Furthermore, the increase in the accruals for, or the resolution of, the excess boil-off claim may have a material adverse effect on the Partnership’s results of operations for that period.

Indonesian corporate income tax

Based upon the Partnership’s experience in Indonesia, tax regulations, guidance and interpretation in Indonesia may not always be clear and may be subject to alternative interpretations or changes in interpretations over time. The Partnership’s Indonesian subsidiary is subject to examination by the Indonesian tax authorities for up to five years following the completion of a fiscal year. The examinations may lead to ordinary course adjustments or proposed adjustments to the Partnership’s taxes or tax loss carryforwards with respect to years under examination. The Partnership has recognized a provision in 2013 related to an uncertain tax position for the 2013 tax loss carryforward. It is reasonably likely within the next 12 months that the Partnership’s Indonesian subsidiary will be subject to a tax examination. Such an examination may or may not result in changes to the Partnership’s provisions on tax filings from 2013 through 2017. To date, there has been no tax audit on the Partnership’s operations in Indonesia.

PGN LNG claims including delay liquidated damages

The Partnership was indemnified by Höegh LNG for i) any hire rate payments not received under the PGN FSRU Lampung time charter for the period commencing on August 12, 2014 through the acceptance date of the PGN FSRU Lampung and ii) non-budgeted expenses (including warranty costs associated with repairs of the Mooring) incurred in connection with the PGN FSRU Lampung project prior to the date of acceptance, for certain costs related to the restatement of the Partnership’s financial statements filed with the SEC on November 30, 2015 and for certain subsequently incurred non-budgeted expenses.

For the years ended December 31, 2017 and 2016, the Partnership filed claims for indemnification of non-budgeted expenses (including warranty provisions, withholding tax and other non-budgeted expenses) of $0.7 million and $2.1 million, respectively. The Partnership filed claims for indemnification with respect to non-budgeted expenses (including the warranty provision, value added tax, withholding tax, other non-budgeted expenses and costs related to the restatement of the Partnership’s 2014 financial statements filed with the SEC on November 30, 2015) of $7.7 million in the year ended December 31, 2015. Indemnification payments received from Höegh LNG are subject to repayment to the extent the amounts are subsequently recovered from insurance or deemed reimbursable by the charterer. Indemnification payments of $1.6 million, $2.4 million and $6.6 million were received from Höegh LNG for the years ended December 31, 2017, 2016 and 2015, respectively, and were recorded as a contribution to equity. The Partnership was also indemnified by Höegh LNG for the September and October 2014 invoices not paid by PGN LNG in 2014 which were recognized as revenue in 2014 when the proceeds were received, consistent with the accounting policy for loss of hire insurance. Part of the revenue recognized in 2014 related to reimbursement by the charterer of certain 2014 costs. As a result of the conclusion of an audit in 2017 of the amount of reimbursement by the charterer of 2014 costs, revenue previously recognized by the Partnership in 2014 was deemed reimbursable by the charterer. In addition, certain 2014 and 2015 costs previously indemnified by Höegh LNG, and reflected as contributions to equity, were deemed reimbursable by the charterer. As a result, the Partnership is refunding to Höegh LNG approximately $2.5 million related to previously recognized revenue that was deemed reimbursable in 2017 and $1.5 million as cash distributions to equity. Refer to note 17.

Höegh Gallant claims and indemnification

In the third quarter of 2017, the Partnership began investigating with EgyptCo a performance measure included in EgyptCo's charter with respect to the Höegh Gallant. The investigation includes whether such a performance measure was directly linked to a specified performance standard which could give rise to a customer claim for reduced hire or damages. Based upon the status of the investigation and currently available information, it is not considered probable that a liability has been incurred for reduced hire or damages. As a result, no accrual has been recorded.

For the years ended December 31, 2017 and 2016, repairs and maintenance was required for the Höegh Gallant resulting in short periods of reduced hire or off-hire. As a result, revenues were reduced, certain liquidated damages were due under the time charter with EgyptCo and higher costs and expenses were incurred. For the years ended December 31, 2017 and 2016, the Partnership filed claims of $0.5 million and $1.3 million, respectively, for indemnification of losses incurred in connection with the commencement of services under the time charter with EgyptCo due to start up technical issues and $0.1 million for other costs incurred for the year ended December 31, 2016. Indemnification payments of $0.5 million and $1.4 million were received from Höegh LNG for the years ended December 31, 2017 and 2016, and were recorded as contributions to equity. Refer to note 17.